Offerings - Offering: 1	Aug. 01, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	8.875% Series J Fixed-Rate Cumulative Redeemable Preferred Stock
Maximum Aggregate Offering Price	$ 287,500,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 44,016.25
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Registration Statement of Annaly Capital Management, Inc. (the "Registrant") on Form S-3ASR (File No. 333-282261) filed on September 20, 2024 in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.